Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Southern Airways Corporation
Goodwill [Line Items]
Summary of change in goodwill	The change in Goodwill is presented in the following table (in thousands):

	December 31,
	2022	2021
Beginning of period	$—	$—
Addition from acquisition	805	—
Impairment	—	—

End of period	$805	$—